Long-Term borrowings - Description of group borrowing arrangements (Details)				6 Months Ended
	Apr. 30, 2026 USD ($) installment item	Apr. 29, 2026 USD ($) installment	Dec. 19, 2025 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)
Long-Term borrowings
Loss on debt extinguishment				$ 1,363,059	$ 1,125,951
Secured term loan facility with Alpha Bank S.A
Long-Term borrowings
Agreement amount			$ 45,000,000
Minimum cash collateral deposit for reduced interest rate			$ 1,000,000
Term of instrument			7 years
Amount of quarterly installment			$ 525,000
Amount of final balloon payment			$ 30,300,000
Secured term loan facility with Alpha Bank S.A | SOFR
Long-Term borrowings
Adjustment to interest rate basis			1.30%
Adjustment to interest rate basis when cash collateral is provided			0.50%
Secured term loan facility with National Bank of Greece S.A
Long-Term borrowings
Agreement amount			$ 45,000,000
Term of instrument			8 years
Amount of quarterly installment			$ 525,000
Amount of final balloon payment			$ 28,200,000
Secured term loan facility with National Bank of Greece S.A | SOFR
Long-Term borrowings
Adjustment to interest rate basis			1.30%
Adjustment to interest rate basis when cash collateral is provided			0.50%
Nissos Rhenia New Facility
Long-Term borrowings
Agreement amount		$ 50,000,000
Minimum cash collateral deposit for reduced interest rate		$ 1,000,000
Term of instrument		7 years
Number of quarterly repayment installments | installment		36
Amount of quarterly installment		$ 825,000
Amount of final balloon payment		$ 26,900,000
Nissos Rhenia New Facility | SOFR
Long-Term borrowings
Adjustment to interest rate basis		1.25%
Adjustment to interest rate basis when cash collateral is provided		0.50%
Nissos Despotiko New Facility
Long-Term borrowings
Agreement amount	$ 50,000,000
Term of instrument	9 years
Number of quarterly repayment installments | installment	36
Amount of quarterly installment	$ 825,000
Amount of final balloon payment	$ 20,300,000
Nissos Despotiko New Facility | SOFR
Long-Term borrowings
Adjustment to interest rate basis	1.30%
Adjustment to interest rate basis when cash collateral is provided	0.55%
Nissos Tigani and Nissos Vous Facility
Long-Term borrowings
Agreement amount	$ 90,000,000
Number of vessels under construction | item	2
Term of instrument	8 years
Number of quarterly repayment installments | installment	32
Amount of quarterly installment	$ 1,070,000.00
Amount of final balloon payment	$ 55,760,000
Nissos Tigani and Nissos Vous Facility | SOFR
Long-Term borrowings
Adjustment to interest rate basis	1.20%
Refinanced loan agreements for Nissos Rhenia and Nissos Despotiko
Long-Term borrowings
Loss on debt extinguishment				$ 1,400,000
Refinanced loan agreements for Nissos Kea and Nissos Nikouria
Long-Term borrowings
Loss on debt extinguishment					$ 1,100,000